Subsequent Events	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Subsequent Events
38. SUBSEQUENT EVENTS
Asset exchange between YPF and Pluspetrol S.A. (“Pluspetrol”)
On January 22, 2026, the Company entered into an asset exchange agreement with Pluspetrol, whereby: (i) YPF agreed to transfer 44.44% of shares in VMI to Pluspetrol; and (ii) Pluspetrol assigns to YPF 50% of its interest in the “Aguada Villanueva,” “Las Tacanas,” and “Meseta Buena Esperanza” exploitation concessions, which corresponds to 100% of Pluspetrol’s interest in those blocks. As of the date of issuance of these consolidated financial statements, this agreement is subject to the fulfillment of closing conditions, including the issuance of a Provincial Decree authorizing the transfer of these blocks.
Issuance of ON
On January 27, 2026, the Company issued Additional Class XXXIV NO in the international market, maturing in January 2034, for a nominal amount of 550. The NO were issued at a price of 100.789%, resulting in a yield of 8.10%. The principal will be amortized in 3 consecutive annual installments of 30% in January 2032, 30% in January 2033, and the remaining 40% in January 2034.
On February 19, 2026, the Company issued Additional Class XLII NO in the local market, maturing in March 2029, for a nominal amount of 161. The NO were issued at a price of 102.86%, resulting in a yield of 6.50%. The principal will be amortized in a single installment upon maturity.
Acquisition of interest in the “Bandurria Sur,” “Bajo del Toro,” and “Bajo del Toro Norte” blocks
On February 1, 2026, YPF entered into a share purchase and sale agreement with Vista Energy S.A.B. de C.V. (“Vista”), whereby, subject to the fulfillment of closing conditions set forth in such agreement, YPF will acquire 16.3% of the shares and capital stock of Equinor Argentina S.A.U., owner of 30% of the “Bandurria Sur” exploitation concession.
Likewise, on the same date, YPF entered into an asset purchase agreement for the acquisition from Vista of a 15% stake in the “Bajo del Toro” and “Bajo del Toro Norte” exploitation concessions.
The consideration for both transactions amounts to 163, subject to a price adjustment at the closing of the transaction and a contingent price defined in said agreements.
If the conditions precedent are met, YPF will acquire: (i) indirectly, through its 16.3% stake in Equinor Argentina S.A.U., a 4.9% stake in the “Bandurria Sur” block, which, added to its current direct interest, will total 44.9% in that block; and (ii) a 15% interest in the “Bajo del Toro” and “Bajo del Toro Norte” blocks, which, added to its current interest, will total 65% in those blocks.
As of the date of issuance of these consolidated financial statements, there have been no other significant subsequent events whose effect on Group’s financial position, results of operations or their disclosure in notes to the financial statements for the fiscal year ended as of December 31, 2025, should have been considered in such financial statements under IFRS.
These consolidated financial statements were approved by the Board of Directors’ meeting and authorized to be issued on February 26, 2026.